Leases - Summary of lease liabilities recognized in statement of comprehensive income (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Disclosure of quantitative information about right-of-use assets [abstract]
Depreciation of rights of use	$ 394,226	$ 7,429,275
Interests from financial lease liabilities		5,360,072
Expenses related to short-term leases		$ 58,701
Lease expenses			$ 7,780,691